Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.2%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	1,595	$ 1,602,523
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)	361	362,364
Series 2025-B, Class C, 4.697%, 9/15/33(1)	814	811,285
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	157,946
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	750	757,349
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	255	254,748
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,559	1,565,499
Series 2025-1A, Class C, 7.75%, 2/15/50(1)	199	197,782
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	233	232,642
Series 2026-1A, Class A, 5.073%, 3/15/51(1)	245	240,923
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	1,655	1,654,939
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	235	233,954
DataBank Issuer II LLC:
Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,505	1,477,428
Series 2025-1A, Class B, 5.669%, 9/27/55(1)	91	87,594
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	761,907
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	156	154,467
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,121,297
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	252,229
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,111,461
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	310	299,242
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,672	1,568,812
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	543	536,072
FIGRE Trust:
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	364	362,353
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)	1,060	1,059,286
Series 2026-FL2, Class A1, 5.516%, 6/25/56(1)(2)	755	758,110
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	1,686	1,703,132
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	430	356,931
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	328	326,710
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	105	104,682
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	57	56,461
Security	Principal Amount* (000's omitted)	Value
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	1,734	$ 1,720,893
Iskandar Enterprise LLC:
Series 2026-1A, Class A21, 5.049%, 4/17/56(1)	915	910,741
Series 2026-1A, Class A22, 5.343%, 4/17/56(1)	135	134,542
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	155	152,509
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.483%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)	1,461	1,456,681
Series 2025-GT1, Class B, 7.183%, (1 mo. SOFR + 3.55%), 5/16/30(1)(4)	107	107,071
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	157	108,687
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	45	44,809
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	46	45,494
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	750	737,701
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	306	196,016
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)	110	110,537
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	228	214,838
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	464	413,414
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	64	56,158
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	52	44,707
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	133	111,607
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	194	155,728
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	708	551,316
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	172	95,747
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	8,383
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	661	658,051
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,615	1,549,241
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	106	106,588
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	758,867
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	412	408,870
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	746	746,384
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	220	220,040
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	92	90,457
Series 2021-C, Class A, 2.18%, 10/8/31(1)	948	935,084
Series 2021-C, Class B, 2.67%, 10/8/31(1)	99	97,143
Series 2025-C, Class D, 5.91%, 7/8/33(1)	115	113,984
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)	246	240,209

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		589	$ 565,774
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,105	1,112,311
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		241	239,100
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,270	1,258,089
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	175,170
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		120	115,306
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)		1,255	1,264,732
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.274%, 1/16/34(1)		250	249,741
Service Experts Issuer LLC:
Series 2025-1A, Class A, 5.38%, 1/20/37(1)		705	700,719
Series 2025-1A, Class B, 7.62%, 1/20/37(1)		210	213,277
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		332	318,047
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		419	374,133
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		479	489,908
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		1,288	1,278,069
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,090	1,081,262
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		197	185,576
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		151	159,581
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		634	623,726
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		453	444,406
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.87%, 7/20/48(1)		222	213,554
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		953	727,222
Series 2021-A, Class B, 3.15%, 2/20/48(1)		291	149,992
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,059	1,001,479
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,546	1,356,553
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		550	502,929
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,246	1,200,905
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		192	186,263
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		1,530	1,525,255
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)		660	663,036
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		64	63,869
Security	Principal Amount* (000's omitted)		Value
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		73	$ 63,361
U.S. Bank NA:
Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		1,223	1,210,267
Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)		227	225,965
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		537	498,692
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,542	1,762,583
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	555	745,334
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		1,870	1,794,176
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		621	616,389
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		131	133,962
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		768	717,339
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		183	178,874
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)		250	246,658
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		277	268,380
Series 2020-A, Class C, 6.657%, 3/15/45(1)		51	50,361
Total Asset-Backed Securities (identified cost $62,922,591)			$61,424,950

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2025-1, Class M1C, 6.878%, (30-day SOFR Average + 3.25%), 10/25/35(1)(4)	$205	$ 207,796
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,085	1,064,876
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	253	254,914
Chase Home Lending Mortgage Trust, Series 2026-1, Class A2, 5.50%, 11/25/56(1)(2)	1,299	1,295,277
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 7/25/26, 6/25/58(1)(3)	197	197,019
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	268	268,054
Eagle Re Ltd., Series 2021-2, Class M1C, 7.078%, (30-day SOFR Average + 3.45%), 4/25/34(1)(4)	30	30,620
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	126	131,159
Series 5402, Class BZ, 6.00%, 4/25/54	57	59,710

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5413, Class MZ, 6.00%, 5/25/54	$108	$ 112,595
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	1,108	1,118,635
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(4)	818	822,422
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(4)	587	588,811
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.892%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	240	263,665
Series 2021-DNA2, Class B1, 7.028%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	150	166,839
Series 2021-DNA2, Class B2, 9.628%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	140	174,478
Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	68	68,020
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.578%, (30-day SOFR Average + 0.95%), 1/25/54(4)	51	51,668
Series 2025-12, Class GF, 4.978%, (30-day SOFR Average + 1.35%), 3/25/55(4)	759	765,877
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.092%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	110	116,314
Series 2019-R05, Class 1B1, 7.842%, (30-day SOFR Average + 4.214%), 7/25/39(1)(4)	133	133,802
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	611	616,343
Series 2019-R07, Class 1B1, 7.142%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	198	199,705
Series 2020-R02, Class 2B1, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	1,120	1,133,126
Series 2021-R01, Class 1B2, 9.628%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	395	401,489
Series 2021-R02, Class 2B1, 6.928%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	35	35,086
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	479,412
Series 2023-84, Class MW, 6.00%, 6/20/53	482	500,299
Series 2023-98, Class BW, 6.00%, 7/20/53	68	70,841
Series 2023-99, Class AL, 6.00%, 7/20/53	68	70,847
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	459	460,539
Series 2023-102, Class SG, 9.098%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	49	50,534
Series 2024-44, Class LM, 6.00%, 3/20/54	268	279,501
Series 2024-46, Class AL, 6.00%, 3/20/54	67	69,843
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,948,018
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(4)	178	179,773
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	328	332,545
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	$59	$ 59,584
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	1,585	1,594,394
Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(1)(4)	200	201,000
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,035	1,039,789
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	709	711,284
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	494	495,774
Triangle Re Ltd., Series 2021-3, Class B1, 8.578%, (30-day SOFR Average + 4.95%), 2/25/34(1)(4)	175	177,589
Total Collateralized Mortgage Obligations (identified cost $18,722,426)		$ 18,999,866

Commercial Mortgage-Backed Securities — 3.0%

Security	Principal Amount (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)		100	$ 97,154
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)		1,605	1,512,381
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)		680	627,500
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)		1,215	1,097,555
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.775%, (1 mo. SOFR + 2.15%), 11/15/42(1)(4)		410	412,090
Series 2025-660F, Class D, 6.375%, (1 mo. SOFR + 2.75%), 11/15/42(1)(4)		100	100,682
BFLD Trust, Series 2025-FPM, Class B, 5.78%, 10/10/40(1)(2)		171	171,361
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.225%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)		904	907,074
BX Trust:
Series 2025-GW, Class E, 7.275%, (1 mo. SOFR + 3.65%), 7/15/42(1)(4)		250	252,291
Series 2026-CLS, Class A, 5.025%, (1 mo. SOFR + 1.40%), 5/15/43(1)(4)		525	526,268
Series 2026-CLS, Class B, 5.325%, (1 mo. SOFR + 1.70%), 5/15/43(1)(4)		360	361,412
Series 2026-CLS, Class C, 5.975%, (1 mo. SOFR + 2.35%), 5/15/43(1)(4)		110	110,497
Caister Finance DAC:
Series 1A, Class B, 6.197%, (SONIA + 2.45%), 8/17/35(1)(4)	GBP	844	1,122,327
Series 1A, Class C, 6.587%, (SONIA + 2.84%), 8/17/35(1)(4)	GBP	137	181,830

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
CRSNT Trust:
Series 2026-MOON, Class A, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(4)	945	$ 946,728
Series 2026-MOON, Class D, 6.025%, (1 mo. SOFR + 2.40%), 2/15/43(1)(4)	135	135,731
CSMC Trust, Series 2021-BPNY, Class A, 7.455%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)	1,812	1,808,782
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(2)	601	619,277
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.225%, (1 mo. SOFR + 2.60%), 10/15/42(1)(4)	193	194,263
Series 2025-ESH, Class E, 6.975%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)	597	604,036
Series 2025-ESH, Class F, 7.725%, (1 mo. SOFR + 4.10%), 10/15/42(1)(4)	19	19,508
Series 2026-ESH2, Class D, 5.875%, (1 mo. SOFR + 2.25%), 2/15/43(1)(4)	651	657,401
Series 2026-ESH2, Class E, 6.525%, (1 mo. SOFR + 2.90%), 2/15/43(1)(4)	112	113,862
Series 2026-ESH2, Class F, 7.375%, (1 mo. SOFR + 3.75%), 2/15/43(1)(4)	85	86,447
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)	1,267	1,236,133
Series KSG1, Class A2, 1.503%, 9/25/30	704	625,972
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,070	1,057,905
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	413	404,685
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)	887	872,946
Series 2018-M4, Class A2, 3.169%, 3/25/28(2)	1,399	1,371,455
Series 2018-M13, Class A2, 3.893%, 9/25/30(2)	2,357	2,299,818
Series 2019-M22, Class A2, 2.522%, 8/25/29	2,764	2,621,071
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,185,075
Series 2023-M1S, Class A2, 4.647%, 4/25/33(2)	2,397	2,391,613
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.875%, (1 mo. SOFR + 4.25%), 12/15/39(1)(4)	115	116,195
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	857,274
FS Trust, Series 2026-ORL, Class C, 5.475%, (1 mo. SOFR + 1.85%), 2/15/41(1)(4)	195	195,488
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.317%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)	1,328	1,332,804
Series 2024-WLF2, Class D, 6.565%, (1 mo. SOFR + 2.939%), 5/15/41(1)(4)	353	356,283
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 5.966%, (1 mo. SOFR + 2.341%), 9/15/41(1)(4)	266	266,768
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	567	568,042
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	20,212
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	225	2,953
Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2025-PHNY, Class A, 5.269%, (1 mo. SOFR + 1.644%), 1/15/41(1)(4)	115	$ 115,434
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)	1,078	1,081,239
Series 2026-FUN, Class B, 5.50%, (1 mo. SOFR + 1.90%), 6/15/39(1)(4)	100	100,357
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(1)(2)	230	226,655
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.165%, (1 mo. SOFR + 3.539%), 2/15/42(1)(4)	100	100,514
NYC Trust, Series 2024-3ELV, Class A, 5.616%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	1,237	1,239,114
ORL Trust:
Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	1,514	1,518,549
Series 2024-GLKS, Class D, 6.416%, (1 mo. SOFR + 2.791%), 12/15/39(1)(4)	539	542,769
Series 2024-GLKS, Class F, 8.064%, (1 mo. SOFR + 4.438%), 12/15/39(1)(4)	200	201,069
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(2)	104	106,275
PFDR Trust, Series 2026-DLVR, Class A, 5.313%, (1 mo. SOFR + 1.70%), 6/15/43(1)(4)	959	960,465
PNW Trust, Series 2026-ARTE, Class A, 5.337%, (1 mo. SOFR + 1.711%), 4/15/41(1)(4)	110	109,852
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.017%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	1,267	1,270,086
TX Trust:
Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	1,280	1,280,361
Series 2024-HOU, Class E, 8.013%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)	215	216,656
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	782	806,958
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B, 6.213%, 9/15/40(1)(2)	100	98,795
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	850	794,172
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	930	933,505
Total Commercial Mortgage-Backed Securities (identified cost $44,561,367)		$43,151,974

Common Stocks — 65.2%

Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	33,300	$ 11,861,127
		$ 11,861,127

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks — 2.1%
JPMorgan Chase & Co.	92,200	$ 30,179,826
		$ 30,179,826
Beverages — 1.8%
Coca-Cola Co.	326,540	$ 26,537,906
		$ 26,537,906
Biotechnology — 2.8%
AbbVie, Inc.	79,300	$ 19,955,052
Argenx SE ADR(6)	8,300	7,700,491
Gilead Sciences, Inc.	106,100	13,404,674
		$41,060,217
Broadline Retail — 3.1%
Amazon.com, Inc.(6)	193,230	$46,054,438
		$46,054,438
Building Products — 0.8%
Carrier Global Corp.	153,630	$11,268,761
		$11,268,761
Capital Markets — 1.8%
Evercore, Inc., Class A	17,500	$5,975,200
Intercontinental Exchange, Inc.	38,300	4,715,113
LPL Financial Holdings, Inc.	19,500	5,492,760
Tradeweb Markets, Inc., Class A	103,766	10,341,320
		$26,524,393
Chemicals — 1.1%
Linde PLC	31,800	$16,502,292
		$16,502,292
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	48,200	$8,034,458
		$8,034,458
Communications Equipment — 0.7%
Arista Networks, Inc.(6)	61,800	$10,498,584
		$10,498,584
Construction & Engineering — 0.5%
Primoris Services Corp.	77,700	$7,701,624
		$7,701,624
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	127,100	$14,395,346
		$14,395,346
Security	Shares	Value
Electric Utilities — 1.5%
Constellation Energy Corp.	39,500	$ 9,810,615
IDACORP, Inc.(7)	77,500	11,725,750
		$ 21,536,365
Electrical Equipment — 3.0%
AMETEK, Inc.	49,600	$ 12,000,224
Eaton Corp. PLC	44,400	18,919,728
Siemens Energy AG	69,300	13,211,454
		$ 44,131,406
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	107,200	$18,901,504
		$18,901,504
Energy Equipment & Services — 1.2%
Baker Hughes Co.	323,300	$17,943,150
		$17,943,150
Entertainment — 1.4%
Liberty Media Corp.-Liberty Formula One, Class C(6)	82,200	$7,820,508
Netflix, Inc.(6)	180,400	12,880,560
		$20,701,068
Financial Services — 2.3%
Rocket Cos., Inc., Class A(6)	513,040	$8,080,380
Visa, Inc., Class A	76,800	26,349,312
		$34,429,692
Health Care Providers & Services — 1.7%
Quest Diagnostics, Inc.	34,000	$7,206,300
UnitedHealth Group, Inc.	41,380	17,198,769
		$24,405,069
Hotels, Restaurants & Leisure — 1.6%
Domino's Pizza, Inc.	31,200	$9,236,448
Marriott International, Inc., Class A	39,700	14,712,423
		$23,948,871
Interactive Media & Services — 5.4%
Alphabet, Inc., Class C	222,640	$78,665,391
		$78,665,391
Machinery — 0.5%
Parker-Hannifin Corp.	7,400	$7,238,088
		$7,238,088
Oil, Gas & Consumable Fuels — 0.8%
California Resources Corp.	144,100	$7,618,567

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cameco Corp.	43,800	$ 4,461,468
		$ 12,080,035
Pharmaceuticals — 1.8%
Eli Lilly & Co.	22,600	$ 27,107,118
		$ 27,107,118
Real Estate Management & Development — 0.3%
FirstService Corp.(7)	35,200	$ 5,002,272
		$ 5,002,272
Semiconductors & Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.(6)	28,900	$16,788,299
Analog Devices, Inc.	34,500	13,702,365
Broadcom, Inc.	100,610	38,005,427
Lam Research Corp.	55,350	23,984,816
Micron Technology, Inc.	18,700	21,585,223
NVIDIA Corp.	388,500	77,734,965
		$191,801,095
Software — 5.0%
Microsoft Corp.	120,351	$44,893,330
Palo Alto Networks, Inc.(6)	52,600	17,937,652
Synopsys, Inc.(6)	22,400	9,991,968
		$72,822,950
Specialized REITs — 0.7%
Iron Mountain, Inc.	78,000	$9,852,180
		$9,852,180
Specialty Retail — 1.7%
Burlington Stores, Inc.(6)	35,800	$11,341,440
TJX Cos., Inc.	87,800	13,301,700
		$24,643,140
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	203,108	$58,771,331
Seagate Technology Holdings PLC	11,600	11,194,000
		$69,965,331
Venture Capital — 0.1%
Learn Capital Venture Partners III LP(6)(8)(9)	1,088,825	$1,227,004
Neighborhood Bancorp, Class A(6)(8)(9)	10,000	9,400
		$1,236,404
Total Common Stocks (identified cost $517,802,950)		$957,030,101

Corporate Bonds — 9.0%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.0%†
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	160	$ 168,842
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	200	197,945
		$ 366,787
Communications — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	798	$ 515,639
5.375%, 5/1/47	2,855	2,312,562
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	159	165,737
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	165	167,819
8.00%, 8/1/29(1)	125	125,332
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	180	175,370
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	1,665	1,583,676
TELUS Corp., 6.375% to 3/9/31, 6/9/56(10)	1,295	1,295,721
Zegona Finance PLC, 8.625%, 7/15/29(1)	573	598,532
		$6,940,388
Consumer, Cyclical — 0.6%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	1,208	$748,410
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	467	463,281
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	150	143,552
Bath & Body Works, Inc., 6.75%, 7/1/36	170	170,460
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	131	135,060
6.75%, 9/15/32(1)	40	40,877
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	910	909,366
Ford Motor Co., 3.25%, 2/12/32	408	359,754
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	511	505,889
5.73%, 9/5/30	316	317,850
7.35%, 3/6/30	537	568,121
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,100	1,126,553
Hyundai Capital America, 4.55%, 1/8/31(1)	977	961,300
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	180	175,347
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,023	980,544
4.375%, 1/15/31(1)	180	170,765
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	145	142,360
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(7)	1,300	1,278,713
		$9,198,202
Consumer, Non-cyclical — 0.5%
Centene Corp.:
3.375%, 2/15/30	472	$440,161

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Centene Corp.: (continued)
4.625%, 12/15/29		575	$ 558,087
Conservation Fund, 3.474%, 12/15/29		655	621,564
Doris Duke Charitable Foundation, 2.345%, 7/1/50		1,705	956,404
Ford Foundation, 2.415%, 6/1/50		1,095	652,831
HCA, Inc., 4.60%, 11/15/32		1,828	1,781,027
Herc Holdings, Inc., 7.00%, 6/15/30(1)		160	165,800
LifePoint Health, Inc.:
9.875%, 8/15/30(1)		151	159,291
10.00%, 6/1/32(1)		125	124,945
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		180	179,180
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53		746	703,276
5.34%, 5/19/63		1,200	1,104,815
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		170	170,444
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		65	61,366
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		170	175,925
			$7,855,116
Diversified — 0.0%†
Inversiones La Construccion SA, 4.75%, 2/7/32(11)		211	$202,845
			$202,845
Energy — 0.2%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		415	$229,599
6.45%, 3/5/34(1)		441	243,928
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		982	950,594
5.00%, 1/31/28(1)		1,047	1,041,049
WBI Operating LLC, 6.50%, 10/15/33(1)		180	181,225
			$2,646,395
Financial — 6.1%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 5/15/31(1)		879	$871,262
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)		145	147,432
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(10)		725	719,296
American National Group, Inc.:
6.00%, 7/15/35		1,491	1,486,204
6.144%, 6/13/32(1)		252	260,020
7.00% to 12/1/30, 12/1/55(10)		658	642,998
Andrew W. Mellon Foundation, 0.947%, 8/1/27		845	814,590
Apollo Debt Solutions BDC, 5.875%, 8/30/30		127	125,716
Apollo Global Management, Inc., 5.70%, 3/30/36		1,060	1,064,082
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	165	221,818
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		140	141,172
Athene Holding Ltd., 6.625%, 5/19/55		1,747	1,700,175
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Azorra Finance Ltd.:
7.25%, 1/15/31(1)	130	$ 133,680
7.75%, 4/15/30(1)	80	83,047
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31	184	177,878
Banco Mercantil del Norte SA:
8.00% to 1/24/33(1)(10)(12)	200	200,450
8.375% to 5/20/31(1)(10)(12)	200	205,050
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(10)	800	795,480
4.175% to 3/24/27, 3/24/28(10)	200	199,468
5.294%, 8/18/27	400	403,059
Bank of America Corp.:
4.456% to 2/6/31, 2/6/32(10)	598	587,613
4.695% to 4/23/31, 4/23/32(10)	1,966	1,949,885
5.511% to 1/24/35, 1/24/36(10)	1,130	1,154,367
5.819% to 9/15/28, 9/15/29(10)	314	321,357
5.872% to 9/15/33, 9/15/34(10)	856	894,998
5.933% to 9/15/26, 9/15/27(10)	1,030	1,033,061
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)	200	209,300
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)	1,885	1,989,708
Barclays PLC, 8.00% to 3/15/29(10)(12)	200	210,594
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(10)	1,189	1,166,587
8.125% to 1/8/34, 1/8/39(1)(10)	1,299	1,386,210
8.45% to 6/29/33, 6/29/38(1)(10)	200	215,922
Blue Owl Credit Income Corp., 6.60%, 9/15/29	65	65,447
Blue Owl Finance LLC, 6.25%, 4/18/34	71	69,539
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	1,625	1,498,668
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(12)	1,002	1,050,084
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	1,012	987,045
5.795%, 4/24/35	1,939	1,982,389
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)	1,152	1,117,934
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(10)	238	244,698
CI Financial Corp., 7.50%, 5/30/29(1)	2,147	2,250,940
Citadel LP, 6.375%, 1/23/32(1)	1,167	1,215,814
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	1,033	1,030,321
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	600	585,057
Enact Holdings, Inc., 6.25%, 5/28/29	1,355	1,395,108
EPR Properties:
3.60%, 11/15/31	580	531,934
4.75%, 11/15/30	248	242,792
4.95%, 4/15/28	1,075	1,075,582
Essent Group Ltd., 6.25%, 7/1/29	222	228,968
Essential Properties LP, 5.375%, 7/15/36	706	696,876
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	166	167,117
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,748	1,787,564

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		2,759	$ 2,476,606
6.75%, 3/15/54(1)		965	920,982
7.25% to 3/1/31, 3/1/56(1)(10)		90	88,270
7.95% to 7/15/29, 10/15/54(1)(10)		679	684,266
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)		75	75,347
6.375%, 7/1/34		2,426	2,475,357
8.00% to 3/1/31, 6/1/56(10)		108	114,481
Intact Financial Corp., 5.459%, 9/22/32(1)		935	959,819
Intesa Sanpaolo SpA, 4.95% to 6/1/41, 6/1/42(1)(10)		290	253,285
Jefferies Financial Group, Inc.:
5.125%, 4/28/31		885	873,866
5.50%, 2/15/36		951	918,179
6.20%, 4/14/34		703	719,748
JPMorgan Chase & Co.:
4.622% to 4/23/31, 4/23/32(10)		1,406	1,390,084
4.898% to 1/22/36, 1/22/37(10)		668	650,733
5.581% to 4/22/29, 4/22/30(10)		2,117	2,163,680
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	6,851	1,006,345
Liberty Mutual Group, Inc.:
4.125% to 9/15/26, 12/15/51(1)(10)		888	881,847
5.25%, 5/1/36(1)		1,160	1,147,038
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		387	376,327
4.375%, 5/15/31(1)		585	562,518
5.75%, 6/15/35		835	837,444
Marex Group PLC:
5.68%, 4/21/31		246	246,198
6.404%, 11/4/29		1,243	1,274,376
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	2,145	316,672
3.50%, 10/1/56	DKK	5,204	763,797
Nuveen LLC, 5.85%, 4/15/34(1)		1,021	1,045,963
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	23,837	3,539,693
3.50%, 10/1/56(11)	DKK	20,969	3,085,542
3.50%, 10/1/56(11)	DKK	2,241	324,791
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		240	251,712
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		705	712,415
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(10)		650	665,460
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(10)		345	353,850
Raymond James Financial, Inc., 5.65%, 9/11/55		1,286	1,251,092
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	16,835	2,469,191
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,720	1,610,272
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(10)		1,516	1,499,226
Sammons Financial Group, Inc., 5.95%, 6/15/36(1)		550	551,150
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	538	$ 527,266
Stifel Financial Corp., 4.00%, 5/15/30	672	649,993
Swedbank AB, 6.136%, 9/12/26(1)	1,227	1,230,845
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	1,998	2,066,416
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	1,244	1,096,988
9.25% to 11/13/28(1)(10)(12)	270	290,735
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)	1,214	1,220,909
5.861% to 6/19/27, 6/19/32(1)(10)	200	201,078
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,091	973,176
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)	421	375,975
Willis North America, Inc.:
4.55%, 3/15/31	405	397,857
5.15%, 3/15/36	287	281,518
		$88,586,734
Government - Multinational — 0.4%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,135,093
European Investment Bank:
1.625%, 5/13/31	2,540	2,254,849
2.375%, 5/24/27	2,741	2,699,879
		$6,089,821
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	170	$165,130
Hexcel Corp., 5.875%, 2/26/35	475	492,488
Masterbrand, Inc., 7.00%, 7/15/32(1)(7)	134	135,921
Reworld Holding Corp., 4.875%, 12/1/29(1)	180	171,827
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)	144	141,390
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	170	170,434
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	150	141,538
		$1,418,728
Technology — 0.4%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	170	$165,074
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	160	167,027
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	140	142,384
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	984	1,029,905
Oracle Corp.:
3.60%, 4/1/50	547	332,898
3.95%, 3/25/51	554	354,738
5.55%, 2/6/53	665	536,120
5.70%, 2/4/36	2,109	2,043,213
6.00%, 8/3/55	150	127,813
6.55%, 2/4/46	425	400,860

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		837	$ 922,756
			$ 6,222,788
Utilities — 0.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)		175	$ 175,526
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		472	429,785
NextEra Energy Capital Holdings, Inc., 4.75% to 11/26/35, 2/26/56(10)	EUR	285	322,593
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		902	883,654
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(7)		50	53,352
8.625%, 3/15/33(1)		170	182,367
			$2,047,277
Total Corporate Bonds (identified cost $134,311,343)			$131,575,081

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(13)	67,500	$ 3,418,200
Total Exchange-Traded Funds (identified cost $3,433,675)		$ 3,418,200

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(7)	122	$ 3,023
		$ 3,023
Insurance — 0.0%†
Aspen Insurance Holdings Ltd., 7.00%(7)	10,010	$ 233,033
		$ 233,033
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 413,264
Series A2, 6.375%	37,000	535,020
		$948,284
Venture Capital — 0.0%†
Lumni, Inc., Series B(6)(8)(9)	17,265	$33,192
Security	Shares	Value
Venture Capital (continued)
Wind Harvest International, Inc.(6)(8)(9)	8,696	$ 0
		$ 33,192
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	5,677	$ 131,877
		$ 131,877
Total Preferred Stocks (identified cost $2,277,829)		$ 1,349,409

Senior Floating-Rate Loans — 1.1%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$361	$ 362,574
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	138	137,911
		$ 500,485
Beverages — 0.0%†
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31	$349	$ 351,372
		$ 351,372
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan, 7/1/31(15)	$750	$752,437
		$752,437
Chemicals — 0.0%†
Charter NEX U.S., Inc., Term Loan, 6.114%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$499	$499,406
		$499,406
Commercial Services & Supplies — 0.1%
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	$499	$499,392
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	939	934,769
Reworld Holding Corp.:
Term Loan, 1/15/31(15)	430	430,529
Term Loan, 1/15/31(15)	70	69,961
		$1,934,651
Electronic Equipment, Instruments & Components — 0.1%
Chamberlain Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	$997	$999,227
		$999,227

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services — 0.0%†
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$491	$ 489,919
		$ 489,919
Health Care Equipment & Supplies — 0.1%
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	$1,000	$ 979,795
		$ 979,795
Health Care Providers & Services — 0.0%†
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$499	$ 499,745
		$ 499,745
Insurance — 0.2%
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$499	$492,678
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	735	720,627
HUB International Ltd., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	498	498,566
USI, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	490	488,978
Term Loan, 9/29/30(15)	499	497,359
		$2,698,208
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$737	$728,917
		$728,917
Machinery — 0.1%
Engineered Machinery Holdings, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	$499	$501,932
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	737	736,621
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	588	591,351
		$1,829,904
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 5.863%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$989	$989,396
		$989,396
Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.0%†
Jazz Financing Lux SARL, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$498	$ 499,898
		$ 499,898
Professional Services — 0.0%†
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$491	$ 490,651
		$ 490,651
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$490	$ 483,828
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	491	470,618
McAfee LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	492	437,966
		$1,392,412
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$491	$490,198
		$490,198
Trading Companies & Distributors — 0.0%†
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.389%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$491	$491,928
		$491,928
Total Senior Floating-Rate Loans (identified cost $16,795,406)		$16,618,549

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 4,183,012
4.375%, 2/28/34	461	461,968
Total Sovereign Government Bonds (identified cost $4,659,251)		$ 4,644,980

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 700,505
San Francisco City and County, CA, 3.921%, 6/15/39	630	564,588
		$ 1,265,093
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.484%, 6/1/27	$665	$ 654,106
Social Bonds, 2.534%, 6/1/28	830	801,327
Social Bonds, 2.584%, 6/1/29	455	431,563
Social Bonds, 2.984%, 6/1/33	520	466,456
		$2,353,452
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$225,704
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	394,253
Green Bonds, 2.184%, 9/1/31	345	310,356
Green Bonds, 2.264%, 9/1/32	305	269,345
Green Bonds, 2.344%, 9/1/33	335	290,696
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	325,885
Green Bonds, 1.701%, 5/1/31	320	283,923
		$2,100,162
Total Taxable Municipal Obligations (identified cost $6,365,451)		$5,718,707

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$530	$ 478,861
3.485%, 8/1/35	295	264,527
3.585%, 8/1/37	547	484,067
U.S. International Development Finance Corp., 3.52%, 9/20/32	423	407,585
Total U.S. Government Agencies and Instrumentalities (identified cost $1,885,397)		$ 1,635,040

U.S. Government Agency Mortgage-Backed Securities — 8.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$165	$ 152,061
5.00%, with various maturities to 2054	5,122	5,054,564
5.50%, with various maturities to 2055	28,616	28,792,955
6.00%, 6/1/53	164	168,248
Federal National Mortgage Association:
2.00%, 4/1/51	410	336,235
2.68%, 7/1/26	588	586,461
3.00%, with various maturities to 2049	1,071	948,794
4.00%, with various maturities to 2048	989	938,515
5.50%, with various maturities to 2055	20,695	20,830,823
7.00%, 6/1/53	55	59,150
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,577	1,342,356
6.00%, with various maturities to 2053	418	432,729
6.50%, 6/20/53	630	659,678
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(16)	570	532,705
4.50%, 30-Year, TBA(16)	16,429	15,750,661
5.00%, 30-Year, TBA(16)	43,123	42,376,935
5.50%, 30-Year, TBA(16)	3,053	3,063,614
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $122,515,733)		$122,026,484

U.S. Treasury Obligations — 6.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$43	$ 27,225
1.375%, 11/15/40	961	621,332
1.375%, 8/15/50	23	11,288
1.875%, 2/15/41	2,040	1,416,087
1.875%, 2/15/51	116	64,505
1.875%, 11/15/51	1,002	550,865
2.00%, 11/15/41	118	81,761
2.00%, 2/15/50	1,316	767,187
2.00%, 8/15/51	7,338	4,179,507
2.25%, 8/15/46	29	18,924
2.25%, 2/15/52	1,804	1,086,663
2.375%, 2/15/42	19,366	14,130,750
2.50%, 5/15/46	20	13,743
2.75%, 8/15/47	62	43,850
2.875%, 5/15/49	815	578,968
2.875%, 5/15/52	648	448,373
3.00%, 5/15/45	1,373	1,044,392
3.00%, 8/15/52	720	510,609

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.125%, 5/15/48	$450	$ 338,221
3.375%, 8/15/42	44	36,730
3.625%, 2/15/53	3,022	2,417,642
3.625%, 5/15/53	613	490,041
3.875%, 2/15/43	1,517	1,344,649
3.875%, 5/15/43	23	20,337
4.00%, 11/15/52	3,091	2,645,220
4.25%, 2/15/54	816	728,232
4.50%, 2/15/36	52	52,660
4.50%, 2/15/44	1,681	1,601,415
4.50%, 11/15/54	1,575	1,466,442
4.75%, 2/15/45	2,106	2,060,630
5.375%, 2/15/31	105	110,254
5.50%, 8/15/28	425	436,604
U.S. Treasury Notes:
0.375%, 9/30/27	305	291,168
0.625%, 7/31/26	1,756	1,751,570
0.625%, 8/15/30	762	660,008
0.875%, 11/15/30	18	15,633
1.00%, 7/31/28	1,163	1,090,471
1.125%, 8/31/28	448	420,096
1.125%, 2/15/31	111	96,878
1.25%, 12/31/26	1,957	1,931,169
1.25%, 4/30/28	1,683	1,597,502
1.25%, 6/30/28	344	325,013
1.25%, 8/15/31	688	594,744
1.375%, 12/31/28	30	28,034
1.375%, 11/15/31	199	171,890
1.875%, 2/28/27	789	778,102
2.75%, 4/30/27	1,650	1,632,498
2.875%, 4/30/29	2,260	2,183,063
3.125%, 8/31/27	2,844	2,811,783
3.125%, 8/31/29	2,110	2,045,134
3.375%, 5/15/33	128	120,915
3.50%, 12/15/28	24	23,632
3.625%, 5/31/28	336	332,719
3.875%, 9/30/29	1,657	1,642,242
3.875%, 8/15/33	1	973
3.875%, 8/15/34	864	834,637
4.00%, 2/28/30	6,008	5,972,445
4.00%, 2/15/34	1,755	1,714,895
4.00%, 11/15/35	100	96,750
4.125%, 2/28/27	14,609	14,619,782
4.125%, 3/31/29	256	255,735
4.125%, 11/15/32	121	119,937
4.125%, 2/15/36	21	20,491
4.25%, 5/15/35	2,804	2,771,250
4.375%, 5/15/34	1,544	1,544,754
4.50%, 11/15/33	264	266,681
4.625%, 9/15/26	117	117,206
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 2/15/35	$2,951	$ 2,998,147
Total U.S. Treasury Obligations (identified cost $100,557,954)		$ 91,223,053

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
Solstice Capital LP(6)(8)(9)	$ 22,345
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 22,345

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(8)	$213,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 6.0%
Affiliated Fund — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(17)	87,290,973	$ 87,290,973
Total Affiliated Fund (identified cost $87,290,973)		$ 87,290,973
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(18)	467,236	$ 467,236
Total Securities Lending Collateral (identified cost $467,236)		$ 467,236
Total Short-Term Investments (identified cost $87,758,209)		$ 87,758,209
Total Investments — 105.4% (identified cost $1,124,569,582)		$1,546,596,948
Other Assets, Less Liabilities — (5.4)%		$ (78,769,292)
Net Assets — 100.0%		$1,467,827,656

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $147,133,119 or 10.0% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2026.
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $6,064,221 and the total market value of the collateral received by the Fund was $6,270,172, comprised of cash of $467,236 and U.S. government and/or agencies securities of $5,802,936.
(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	Restricted security. Total market value of restricted securities amounts to $1,291,941, which represents 0.1% of the net assets of the Fund as of June 30, 2026.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $9,843,880 or 0.6% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated fund.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	179,498	CAD	249,102	State Street Bank and Trust Company	9/16/26	$3,265	$ —
USD	8,772,002	DKK	56,404,850	JPMorgan Chase Bank, N.A.	9/16/26	114,861	—
USD	2,847,304	DKK	18,308,451	JPMorgan Chase Bank, N.A.	9/16/26	37,283	—
USD	1,501,566	EUR	1,292,403	JPMorgan Chase Bank, N.A.	9/16/26	20,195	—
USD	856,063	EUR	736,817	JPMorgan Chase Bank, N.A.	9/16/26	11,513	—
USD	1,889,005	GBP	1,408,043	Citibank, N.A.	9/16/26	21,316	—
USD	183,337	GBP	136,657	Citibank, N.A.	9/16/26	2,069	—
						$210,502	$ —

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	46	Long	9/30/26	$9,482,109	$(955)
U.S. 5-Year Treasury Note	443	Long	9/30/26	47,421,766	58,463
U.S. 10-Year Treasury Note	252	Long	9/21/26	27,692,438	109,248
U.S. Long Treasury Bond	173	Long	9/21/26	19,635,500	342,339
U.S. Ultra 10-Year Treasury Note	336	Long	9/21/26	37,789,500	264,802
Euro-Bund	(81)	Short	9/8/26	(11,785,392)	(115,149)
U.S. 2-Year Treasury Note	(37)	Short	9/30/26	(7,626,914)	361
U.S. 5-Year Treasury Note	(20)	Short	9/30/26	(2,140,938)	(9,360)
U.S. Ultra-Long Treasury Bond	(76)	Short	9/21/26	(8,827,875)	(256,646)
					$393,103
Restricted Securities
Description	Acquisition Dates	Cost
Learn Capital Venture Partners III LP, Common Stock	8/30/16, 3/1/23	$873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01, 6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000
		$1,189,610

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $90,709,173, which represents 6.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 3,296,475	$ 126,475	$ —	$ —	$(4,750)	$ 3,418,200	$ 106,439	67,500
Short-Term Investments
Liquidity Fund, Institutional Class(1)	77,108,998	233,422,479	(223,240,504)	—	—	87,290,973	2,063,883	87,290,973
Total				$ —	$(4,750)	$90,709,173	$2,170,322

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$61,424,950	$ —	$61,424,950
Collateralized Mortgage Obligations	—	18,999,866	—	18,999,866
Commercial Mortgage-Backed Securities	—	43,151,974	—	43,151,974
Common Stocks	942,582,243(2)	—	—	942,582,243
Common Stocks - Electrical Equipment	—	13,211,454	—	13,211,454
Common Stocks - Venture Capital	—	—	1,236,404	1,236,404
Corporate Bonds	—	131,575,081	—	131,575,081
Exchange-Traded Funds	3,418,200	—	—	3,418,200
Preferred Stocks	1,316,217	—	—	1,316,217
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	16,618,549	—	16,618,549
Sovereign Government Bonds	—	4,644,980	—	4,644,980
Taxable Municipal Obligations	—	5,718,707	—	5,718,707
U.S. Government Agencies and Instrumentalities	—	1,635,040	—	1,635,040
U.S. Government Agency Mortgage-Backed Securities	—	122,026,484	—	122,026,484

Calvert
Balanced Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$ —	$91,223,053	$ —	$91,223,053
Venture Capital Limited Partnership Interests	—	—	22,345	22,345
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	87,290,973	—	—	87,290,973
Securities Lending Collateral	467,236	—	—	467,236
Total Investments	$1,035,074,869	$510,230,138	$1,291,941	$1,546,596,948
Forward Foreign Currency Exchange Contracts	$ —	$210,502	$ —	$210,502
Futures Contracts	775,213	—	—	775,213
Total	$1,035,850,082	$510,440,640	$1,291,941	$1,547,582,663
Liability Description
Futures Contracts	$(382,110)	$ —	$ —	$(382,110)
Total	$(382,110)	$ —	$ —	$(382,110)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.